Note 8 - Provision for Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
8.
Provision for Income Taxes

Given our historical losses from operations, income taxes have been limited to the minimum franchise tax assessed by the State of California.

At
December
31,
2016,
we had federal and California tax net operating loss carry-forwards of approximately
$45
million. Due to changes in our ownership through various common stock issuances during
2002
and
2007,
the utilization of net operating loss carry-forwards
may
be subject to annual limitations and discounts under provisions of the Internal Revenue Code. We have not conducted an analysis to determine the extent of any limitation. Such limitations could result in the permanent loss of a significant portion of the net operating loss carry-forwards. Additionally, net operating loss carry-forwards expire after
20
years. As such, ours will begin to expire in
2021.
Realization of our deferred tax assets, which relate to operating loss carry-forwards and timing differences, is dependent on future earnings. The timing and amount of future earnings are uncertain and therefore we have established a
100%
valuation allowance.

At
December
31,
2016,
our U.S. Federal and California State income tax returns related to the years
2012
-
2015
remain open to examination by tax authorities. However, given our history of net operating losses, as discussed above, the statute of limitations could remain open to examine years prior to
2007
for the year(s) in which net operating losses were originally incurred if/when we reach profitability and begin to utilize our net operating losses to offset taxable income.